Other Payables and Accrued Liabilities (Details) - Schedule of other payables and accrued liabilities - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Schedule of other payables and accrued liabilities [Abstract]
Advance from customers	¥ 38,769	¥ 16,866
Accrued payroll	8,335	9,031
VAT payable	3,900	5,823
Refund liabilities	2	110
Product warranty	253	105
Deferred revenue	1,000
Other payables	7,831	2,977
Total	¥ 60,090	¥ 34,912